PRUDENTIAL FUNDS

Supplement dated October 19, 2017 to the
Currently Effective Prospectus of
each of the Funds Listed Below (the Funds)

This supplement should be read in conjunction with your Prospectus and should be retained for future reference.

PGIM Investments LLC, the manager of the Funds, was notified on October 18, 2017 of a systems issue with one of the Funds’ third-party service providers. As a result of the systems issue, the Funds’ reported net asset values (NAVs) and performance information beginning on October 18, 2017 are not representative of certain fund activity. The Funds will update the currently disclosed NAVs and performance information, as necessary, as soon as the information is available.

PRUDENTIAL FUNDS

The Prudential Investment Portfolios, Inc.

Prudential Balanced Fund

Prudential Conservative Allocation Fund

Prudential Jennison Growth Fund

Prudential Growth Allocation Fund

Prudential Moderate Allocation Fund

Prudential Jennison Equity Opportunity Fund

Prudential Investment Portfolios 2

Prudential Core Short-Term Bond Fund

Prudential Core Ultra Short Bond Fund

Prudential Institutional Money Market Fund

Prudential Commodity Strategies Fund

Prudential Core Conservative Bond Fund

Prudential Jennison Small-Cap Core Equity Fund

Prudential QMA Emerging Markets Equity Fund

Prudential QMA International Developed Markets Index Fund

Prudential QMA Mid-Cap Core Equity Fund

Prudential QMA US Broad Market Index Fund

Prudential TIPS Fund

Prudential Investment Portfolios 3

Prudential Jennison Focused Growth Fund

Prudential QMA Strategic Value Fund

Prudential Unconstrained Bond Fund

Prudential Real Assets Fund

Prudential QMA Global Tactical Allocation Fund

Prudential Global Absolute Return Bond Fund

Prudential Investment Portfolios 4

Prudential Muni High Income Fund

Prudential Investment Portfolios 5

Prudential 60/40 Allocation Fund

Prudential Day One Income Fund

Prudential Day One 2010 Fund

Prudential Day One 2015 Fund

Prudential Day One 2020 Fund

Prudential Day One 2025 Fund

Prudential Day One 2030 Fund

Prudential Day One 2035 Fund

Prudential Day One 2040 Fund

Prudential Day One 2045 Fund

Prudential Day One 2050 Fund

Prudential Day One 2055 Fund

Prudential Day One 2060 Fund

Prudential Jennison Diversified Growth Fund

Prudential Jennison Rising Dividend Fund

Prudential Investment Portfolios 6

Prudential California Muni Income Fund

Prudential Investment Portfolios 7

Prudential Jennison Value Fund

Prudential Investment Portfolios 8

Prudential QMA Stock Index Fund

Prudential Investment Portfolios 9

Prudential Real Estate Income Fund

Prudential Select Real Estate Fund

Prudential Absolute Return Bond Fund

Prudential International Bond Fund

Prudential QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios 10, Inc.

Prudential Jennison Equity Income Fund

Prudential QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

Prudential QMA Long-Short Equity Fund

Prudential Short Duration Muni High Income Fund

Prudential US Real Estate Fund

Prudential Global Real Estate Fund

Prudential QMA Large-Cap Core Equity PLUS Fund

Prudential Investment Portfolios, Inc. 14

Prudential Floating Rate Income Fund

Prudential Government Income Fund

Prudential Investment Portfolios, Inc. 15

Prudential High Yield Fund

Prudential Short Duration High Yield Income Fund

Prudential Investment Portfolios 16

Prudential QMA Defensive Equity Fund

Prudential Income Builder Fund

Prudential Investment Portfolios, Inc. 17

Prudential Short Duration Multi-Sector Bond Fund

Prudential Total Return Bond Fund

Prudential Investment Portfolios 18

Prudential Jennison MLP Fund

Prudential Jennison 20/20 Focus Fund

Prudential National Muni Fund, Inc.

Prudential National Muni Fund

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Blend Fund

Prudential Sector Funds, Inc.

Prudential Financial Services Fund

Prudential Jennison Utility Fund

Prudential Jennison Health Sciences Fund

Prudential World Fund, Inc.

Prudential QMA International Equity Fund

Prudential Jennison Global Infrastructure Fund

Prudential Emerging Markets Debt Local Currency Fund

Prudential Jennison Emerging Markets Equity Fund

Prudential Jennison Global Opportunities Fund

Prudential Jennison International Opportunities Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund

Prudential Jennison Small Company Fund, Inc.

Prudential Jennison Small Company Fund

Prudential Jennison Natural Resources Fund, Inc.

Prudential Jennison Natural Resources Fund

Prudential Global Total Return Fund, Inc.

Prudential Global Total Return Fund

Prudential Short-Term Corporate Bond Fund, Inc.

Prudential Short-Term Corporate Bond Fund

Prudential Government Money Market Fund, Inc.

Prudential Government Money Market Fund

Target Portfolio Trust

Prudential Core Bond Fund

Prudential Corporate Bond Fund

Prudential QMA Small-Cap Value Fund

Target International Equity Portfolio

LR987